REVENUE (Tables)	6 Months Ended
Jun. 30, 2018
REVENUE.
Schedule of revenue

	2018	2017
Six months ended 30 June	US$’000	US$’000
Oil revenue	42,986	37,505
Natural gas revenue	5,217	4,152
Natural gas liquid ("NGL") revenue	4,562	2,803
Total revenue	52,765	44,460